Shareholder Report, Holdings (Details) - C000241222	Jun. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%